Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Schedule of Carrying Amounts of Variable Interest Entities

The carrying amounts associated with our consolidated variable interest entities, after eliminating the effect of intercompany transactions, were as follows:

	December 31,
	2016	2015
	(in thousands)
Assets	$10,020	$17,612
Liabilities	(2,247)	(19,250)
Net carrying amount	$7,773	$(1,638)